Rebecca Malanga
Senior Director
(908) 763-2888
rebecca.malanga@equitable.com

VIA EDGAR

November 16, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Separate Account A
File Nos. 33-58950 and 811-01705
CIK 0000089024

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Rebecca Malanga
Rebecca Malanga

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104